DEFINED CONTRIBUTION PENSION (Tables)	12 Months Ended
Dec. 31, 2021
DEFINED CONTRIBUTION PENSION
Schedule of pension cost

	For the Years End December 31,
	2021	2020
Research and development	$98	$83
Selling, general and administrative	42	31
Total pension cost	$140	$114